UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-05221
SELIGMAN PORTFOLIOS, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Seligman Capital Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.7%)
BE Aerospace, Inc.	1,350	(b)	$40,919
ITT Corp.	820		38,401
Precision Castparts Corp.	510		64,948

Total			144,268

Air Freight & Logistics (1.5%)
Atlas Air Worldwide Holdings, Inc.	840	(b,d)	42,252
CH Robinson Worldwide, Inc.	1,230		86,002

Total			128,254

Airlines (1.3%)
Delta Air Lines, Inc.	5,990	(b)	69,724
United Continental Holdings, Inc.	1,940	(b,d)	45,842

Total			115,566

Auto Components (2.6%)
BorgWarner, Inc.	2,130	(b,d)	112,081
Cooper Tire & Rubber Co.	3,510	(d)	68,901
Lear Corp.	570	(b)	44,990

Total			225,972

Beverages (0.5%)
Hansen Natural Corp.	950	(b)	44,289

Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.	1,050	(b)	67,578
Dendreon Corp.	1,170	(b,d)	48,181
Human Genome Sciences, Inc.	1,660	(b,d)	49,451
Onyx Pharmaceuticals, Inc.	1,460	(b,d)	38,515

Total			203,725

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	1,400	(b)	109,214
T Rowe Price Group, Inc.	1,340		67,087

Total			176,301

Chemicals (1.3%)
CF Industries Holdings, Inc.	1,150		109,825

Commercial Services & Supplies (0.5%)
Stericycle, Inc.	620	(b,d)	43,078

Communications Equipment (1.0%)
F5 Networks, Inc.	830	(b)	86,162

Computers & Peripherals (1.0%)
NetApp, Inc.	1,730	(b)	86,137

Issuer	Shares		Value(a)
Construction Materials (0.7%)
Martin Marietta Materials, Inc.	790	(d)	60,806

Consumer Finance (0.6%)
Discover Financial Services	3,210		53,543

Containers & Packaging (1.0%)
Crown Holdings, Inc.	2,880	(b)	82,541

Diversified Consumer Services (1.8%)
DeVry, Inc.	960		47,242
Grand Canyon Education, Inc.	2,770	(b,d)	60,746
New Oriental Education & Technology Group, ADR	460	(b,c)	44,887

Total			152,875

Diversified Financial Services (1.9%)
IntercontinentalExchange, Inc.	610	(b)	63,878
Moody’s Corp.	1,670		41,717
MSCI, Inc., Class A	1,650	(b)	54,797

Total			160,392

Electrical Equipment (0.9%)
AMETEK, Inc.	1,670		79,776

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.	2,010	(b)	67,074

Energy Equipment & Services (2.4%)
Cameron International Corp.	2,570	(b)	110,407
Core Laboratories NV	580	(c)	51,063
McDermott International, Inc.	3,120	(b)	46,114

Total			207,584

Food Products (1.4%)
Green Mountain Coffee Roasters, Inc.	1,220	(b,d)	38,052
HJ Heinz Co.	1,790		84,792

Total			122,844

Health Care Equipment & Supplies (2.2%)
Gen-Probe, Inc.	830	(b)	40,222
Intuitive Surgical, Inc.	210	(b)	59,585
NuVasive, Inc.	1,500	(b,d)	52,710
Thoratec Corp.	940	(b,d)	34,761

Total			187,278

Health Care Providers & Services (4.6%)
Brookdale Senior Living, Inc.	2,940	(b,d)	47,951
Express Scripts, Inc.	2,240	(b)	109,088
Laboratory Corp. of America Holdings	1,400	(b,d)	109,801
Mednax, Inc.	1,280	(b)	68,224
Patterson Companies, Inc.	1,920		55,008

Total			390,072

Health Care Technology (0.6%)
Cerner Corp.	640	(b,d)	53,754

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (4.3%)
Chipotle Mexican Grill, Inc.	370	(b,d)	63,640
Ctrip.com International Ltd., ADR	1,770	(b,c)	84,517
Las Vegas Sands Corp.	1,540	(b,d)	53,669
Panera Bread Co., Class A	590	(b,d)	52,280
Royal Caribbean Cruises Ltd.	1,650	(b,d)	52,025
WMS Industries, Inc.	1,620	(b)	61,673

Total			367,804

Household Durables (1.7%)
Tempur-Pedic International, Inc.	2,980	(b,d)	92,380
Whirlpool Corp.	610		49,386

Total			141,766

Household Products (0.6%)
Clorox Co.	750		50,070

Internet & Catalog Retail (1.9%)
NetFlix, Inc.	290	(b,d)	47,026
priceline.com, Inc.	320	(b)	111,469

Total			158,495

Internet Software & Services (3.7%)
Akamai Technologies, Inc.	1,530	(b)	76,775
Baidu, Inc., ADR	750	(b,c)	76,965
MercadoLibre, Inc.	730	(b,c)	52,691
VeriSign, Inc.	1,350	(b)	42,849
VistaPrint NV	1,690	(b,c)	65,319

Total			314,599

IT Services (4.2%)
Alliance Data Systems Corp.	1,950	(b,d)	127,257
Cognizant Technology Solutions Corp., Class A	1,610	(b)	103,797
Teradata Corp.	2,090	(b)	80,590
VeriFone Systems, Inc.	1,470	(b,d)	45,673

Total			357,317

Life Sciences Tools & Services (2.8%)
ICON PLC, ADR	2,810	(b,c,d)	60,752
Illumina, Inc.	1,530	(b,d)	75,276
Life Technologies Corp.	2,160	(b)	100,851

Total			236,879

Machinery (4.3%)
AGCO Corp.	1,160	(b,d)	45,252
Bucyrus International, Inc.	1,880		130,378
Cummins, Inc.	1,580		143,115
Pall Corp.	1,250		52,050

Total			370,795

Media (2.1%)
CBS Corp., Class B	3,250		51,545
Lamar Advertising Co., Class A	1,390	(b,d)	44,230
The McGraw-Hill Companies, Inc.	2,480		81,989

Total			177,764

Metals & Mining (2.7%)
Agnico-Eagle Mines Ltd.	1,340	(c)	95,180

Issuer	Shares		Value(a)
Cliffs Natural Resources, Inc.	1,340		85,653
Steel Dynamics, Inc.	3,350	(d)	47,269

Total			228,102

Multiline Retail (1.5%)
Big Lots, Inc.	1,880	(b,d)	62,510
Nordstrom, Inc.	1,740		64,728

Total			127,238

Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	3,460		54,391

Oil, Gas & Consumable Fuels (4.1%)
Alpha Natural Resources, Inc.	1,380	(b)	56,787
Concho Resources, Inc.	1,650	(b)	109,180
Continental Resources, Inc.	1,040	(b)	48,214
Denbury Resources, Inc.	2,620	(b)	41,632
Frontline Ltd.	1,730	(c,d)	49,184
Southwestern Energy Co.	1,420	(b)	47,485

Total			352,482

Personal Products (2.1%)
Avon Products, Inc.	2,860		91,835
Herbalife Ltd.	1,400	(c)	84,490

Total			176,325

Pharmaceuticals (0.7%)
Watson Pharmaceuticals, Inc.	1,460	(b)	61,773

Professional Services (0.6%)
IHS, Inc., Class A	760	(b,d)	51,680

Real Estate Investment Trusts (REITs) (1.8%)
Digital Realty Trust, Inc.	1,040	(d)	64,168
Nationwide Health Properties, Inc.	1,170		45,244
Plum Creek Timber Co., Inc.	1,350	(d)	47,655

Total			157,067

Road & Rail (2.1%)
Kansas City Southern	1,860	(b)	69,582
Landstar System, Inc.	1,330	(d)	51,365
Old Dominion Freight Line, Inc.	2,460	(b,d)	62,533

Total			183,480

Semiconductors & Semiconductor Equipment (3.1%)
Analog Devices, Inc.	2,340		73,429
Cree, Inc.	710	(b,d)	38,546
Marvell Technology Group Ltd.	2,650	(b,c)	46,402
Omnivision Technologies, Inc.	1,910	(b,d)	44,006
Xilinx, Inc.	2,490		66,259

Total			268,642

Software (7.9%)
ANSYS, Inc.	1,080	(b,d)	45,630
Autodesk, Inc.	1,430	(b)	45,717
Citrix Systems, Inc.	1,300	(b)	88,712
Intuit, Inc.	900	(b)	39,429

Red Hat, Inc.	3,120	(b)	127,919

Issuer	Shares		Value(a)
Rovi Corp.	2,072	(b)	104,450
Salesforce.com, Inc.	770	(b)	86,086
TIBCO Software, Inc.	7,640	(b,d)	135,533

Total			673,476

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	1,570		92,128
CarMax, Inc.	1,870	(b)	52,098
Dick’s Sporting Goods, Inc.	1,830	(b,d)	51,313
TJX Companies, Inc.	1,830		81,673
Urban Outfitters, Inc.	2,330	(b)	73,255

Total			350,467

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	1,140		48,974
Hanesbrands, Inc.	1,490	(b)	38,531
Lululemon Athletica, Inc.	1,530	(b,c,d)	68,422

Total			155,927

Trading Companies & Distributors (0.6%)
Fastenal Co.	1,040		55,318

Wireless Telecommunication Services (3.7%)
American Tower Corp., Class A	1,690	(b)	86,629
Crown Castle International Corp.	1,530	(b)	67,550
NII Holdings, Inc.	1,700	(b)	69,870
SBA Communications Corp., Class A	2,320	(b,d)	93,496

Total			317,545

Total Common Stocks (Cost: $7,386,099)			$8,371,518

Money Market Fund (2.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	204,738	(e)	$204,738

Total Money Market Fund (Cost: $204,738)			$204,738

Investments of Cash Collateral Received for Securities on Loan (26.2%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $2,242,815	0.280%	$2,242,798	$2,242,798

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $2,242,798)			$2,242,798

Total Investments in Securities
(Cost: $9,833,635)(g)			$10,819,054

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.11% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$1,441,346
Freddie Mac Gold Pool	235,863
Freddie Mac Non Gold Pool	242,227
Ginnie Mae I Pool	244,058
Ginnie Mae II Pool	124,160

Total market value of collateral securities	$2,287,654

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $9,834,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,070,000
Unrealized depreciation	(85,000)

Net unrealized appreciation	$985,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$8,371,518	$—	$—	$8,371,518

Total Equity Securities	8,371,518	—	—	8,371,518

Other
Affiliated Money Market Fund(c)	204,738	—	—	204,738
Investments of Cash Collateral Received for Securities on Loan	—	2,242,798	—	2,242,798

Total Other	204,738	2,242,798	—	2,447,536

Total	$8,576,256	$2,242,798	$—	$10,819,054

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Seligman Communications and Information Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.8%)
General Dynamics Corp.	17,600		$1,105,456

Biotechnology (0.6%)
Gilead Sciences, Inc.	10,400	(b)	370,344

Communications Equipment (7.9%)
Cisco Systems, Inc.	108,300	(b)	2,371,770
Nortel Networks Corp.	16	(b,c,g)	—
QUALCOMM, Inc.	52,700		2,377,824

Total			4,749,594

Computers & Peripherals (11.5%)
Apple, Inc.	12,200	(b)	3,461,750
Electronics for Imaging, Inc.	66,200	(b)	802,344
Hewlett-Packard Co.	62,300		2,620,961

Total			6,885,055

Electrical Equipment (0.4%)
Sensata Technologies Holding NV	13,035	(b,c)	257,572

Electronic Equipment, Instruments & Components (2.4%)
Agilent Technologies, Inc.	9,700	(b)	323,689
Avnet, Inc.	23,900	(b)	645,539
Elster Group SE, ADR	9,873	(b,c)	136,247
Jabil Circuit, Inc.	21,200		305,492

Total			1,410,967

Health Care Equipment & Supplies (2.0%)
Boston Scientific Corp.	30,700	(b)	188,191
St. Jude Medical, Inc.	25,400	(b)	999,236

Total			1,187,427

Internet Software & Services (6.3%)
Google, Inc., Class A	4,200	(b)	2,208,318
IntraLinks Holdings, Inc.	7,553	(b)	127,721
Open Text Corp.	18,971	(b,c,d)	892,396
SciQuest, Inc.	5,357	(b)	64,713
VeriSign, Inc.	16,300	(b,d)	517,362

Total			3,810,510

IT Services (6.1%)
Amdocs Ltd.	99,700	(b,c)	2,857,402
Fidelity National Information Services, Inc.	10,500		284,865
Lender Processing Services, Inc.	10,500		348,915
Rolta India Ltd.	41,800	(c)	150,681

Total			3,641,863

Issuer	Shares		Value(a)
Life Sciences Tools & Services (0.5%)
Life Technologies Corp.	3,362	(b)	156,972
Thermo Fisher Scientific, Inc.	3,100	(b)	148,428

Total			305,400

Media (0.5%)
Virgin Media, Inc.	12,000	(d)	276,240

Office Electronics (2.0%)
Xerox Corp.	116,200		1,202,670

Semiconductors & Semiconductor Equipment (12.5%)
Amkor Technology, Inc.	123,827	(b,d)	813,543
Analog Devices, Inc.	44,090		1,383,544
ASML Holding NV	11,100	(c)	330,003
KLA-Tencor Corp.	46,800	(d)	1,648,764
Marvell Technology Group Ltd.	33,059	(b,c)	578,863
National Semiconductor Corp.	48,330		617,174
Novellus Systems, Inc.	64,900	(b)	1,725,043
ON Semiconductor Corp.	18,200	(b,d)	131,222
Texas Instruments, Inc.	11,200		303,968

Total			7,532,124

Software (40.7%)
Adobe Systems, Inc.	37,000	(b,d)	967,550
Aspen Technology, Inc.	51,589	(b)	534,978
BMC Software, Inc.	76,200	(b)	3,084,575
BroadSoft, Inc.	4,930	(b)	42,694
Check Point Software Technologies Ltd.	79,065	(b,c,d)	2,919,870
ChinaCache International Holdings Ltd., ADR	600	(b,c)	8,340
JDA Software Group, Inc.	34,000	(b,d)	862,240
Mentor Graphics Corp.	37,894	(b)	400,540
Micro Focus International PLC	15,400	(c)	92,286
Microsoft Corp.	100,300		2,456,347
Nuance Communications, Inc.	126,700	(b,d)	1,981,588
Oracle Corp.	73,800		1,981,530
Parametric Technology Corp.	114,042	(b)	2,228,381
Symantec Corp.	199,823	(b)	3,031,315
Synopsys, Inc.	156,000	(b)	3,864,119

Total			24,456,353

Wireless Telecommunication Services (0.5%)
China Mobile Ltd.	26,500	(c)	271,363

Total Common Stocks (Cost: $54,140,491)			$57,462,938

Money Market Fund (4.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,682,675	(f)	$2,682,675

Total Money Market Fund (Cost: $2,682,675)			$2,682,675

Investments of Cash Collateral Received for Securities on Loan (9.1%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $3,436,046	0.280%	$3,436,020	$3,436,020
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,022	0.400	2,000,000	2,000,000

Total			5,436,020

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $5,436,020)			$5,436,020

Total Investments in Securities
(Cost: $62,259,186)(h)			$65,581,633

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 14.14% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$2,208,177
Freddie Mac Gold Pool	361,348
Freddie Mac Non Gold Pool	371,097
Ginnie Mae I Pool	373,902
Ginnie Mae II Pool	190,216

Total market value of collateral securities	$3,504,740

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$1,850,198
Freddie Mac Gold Pool	99,136
Freddie Mac Non Gold Pool	90,666

Total market value of collateral securities	$2,040,000

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	Negligible market value.

(h)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $62,259,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,286,000
Unrealized depreciation	(2,963,000)

Net unrealized appreciation	$3,323,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$57,462,938	$—	$—	$57,462,938

Total Equity Securities	57,462,938	—	—	57,462,938

Other
Affiliated Money Market Fund(c)	2,682,675	—	—	2,682,675
Investments of Cash Collateral Received for Securities on Loan	—	5,436,020	—	5,436,020

Total Other	2,682,675	5,436,020	—	8,118,695

Total	$60,145,613	$5,436,020	$—	$65,581,633

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $112,682. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Seligman Global Technology Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (89.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
General Dynamics Corp.	600		$37,686

Applications Software (20.1%)
Adobe Systems, Inc.	700	(b)	18,305
Aspen Technology, Inc.	5,468	(b)	56,703
BroadSoft, Inc.	560	(b)	4,850
JDA Software Group, Inc.	3,300	(b)	83,688
Longtop Financial Technologies Ltd., ADR	800	(b,c,d)	31,480
Mentor Graphics Corp.	3,295	(b)	34,828
Micro Focus International PLC	18,815	(c)	112,751
Misys PLC	5,800	(b,c)	26,020
NICE Systems Ltd., ADR	2,700	(b,c)	84,483
Nuance Communications, Inc.	8,400	(b)	131,376
Parametric Technology Corp.	9,800	(b)	191,492
Synopsys, Inc.	11,300	(b)	279,901

Total			1,055,877

Communications Equipment (5.4%)
Cisco Systems, Inc.	4,500	(b)	98,550
QUALCOMM, Inc.	3,000		135,360
ZTE Corp., Series H	12,200	(c)	48,588

Total			282,498

Computers & Peripherals (11.2%)
Apple, Inc.	1,200	(b)	340,500
Electronics for Imaging, Inc.	3,200	(b)	38,784
EMC Corp.	2,300	(b)	46,713
Hewlett-Packard Co.	3,200		134,624
Toshiba Corp.	5,400	(c)	26,136

Total			586,757

Diversified Telecommunication Services (1.1%)
Koninklijke KPN NV	3,700	(c)	57,227

Electrical Equipment (1.6%)
China Ming Yang Wind Power Group Ltd., ADR	1,600	(b,c)	22,400
Nidec Corp.	400	(c,d)	35,558
Sensata Technologies Holding NV	1,187	(b,c)	23,455

Total			81,413

Electronic Equipment, Instruments & Components (2.9%)
Avnet, Inc.	1,500	(b)	40,515
Elster Group SE, ADR	854	(b,c)	11,785
Kyocera Corp.	400	(c)	37,810
Tripod Technology Corp.	5,000	(c)	19,129
Young Fast Optoelectronics Co., Ltd.	3,500	(c)	39,890

Total			149,129

Issuer	Shares		Value(a)
Internet Software & Services (7.3%)
Baidu, Inc., ADR	400	(b,c)	41,048
ChinaCache International Holdings Ltd., ADR	200	(b,c)	2,780
Google, Inc., Class A	200	(b)	105,158
IntraLinks Holdings, Inc.	2,472	(b)	41,802
Open Text Corp.	2,500	(b,c)	117,599
SciQuest, Inc.	950	(b)	11,476
Telecity Group PLC	3,300	(b,c)	25,685
VeriSign, Inc.	1,100	(b)	34,914

Total			380,462

IT Services (8.8%)
Alliance Data Systems Corp.	200	(b)	13,052
Amdocs Ltd.	8,900	(b,c)	255,074
Atos Origin SA	600	(b,c)	27,124
hiSoft Technology International Ltd., ADR	3,500	(b,c)	86,065
Rolta India Ltd.	22,200	(c)	80,027

Total			461,342

Leisure Equipment & Products (0.5%)
Nikon Corp.	1,500	(c)	27,818

Office Electronics (2.9%)
Canon, Inc.	1,100	(c)	51,330
Konica Minolta Holdings, Inc.	2,000	(c)	19,504
Xerox Corp.	8,000		82,800

Total			153,634

Semiconductors & Semiconductor Equipment (8.5%)
Amkor Technology, Inc.	2,500	(b,d)	16,425
Analog Devices, Inc.	2,480		77,822
ASML Holding NV	800	(c)	23,784
KLA-Tencor Corp.	1,400		49,322
Lam Research Corp.	1,100	(b,d)	46,035
Marvell Technology Group Ltd.	2,600	(b,c)	45,526
National Semiconductor Corp.	3,741		47,773
Novellus Systems, Inc.	2,800	(b)	74,424
ON Semiconductor Corp.	1,900	(b,d)	13,699
Samsung Electronics Co., Ltd.	38	(c)	25,900
Shinko Electric Industries Co., Ltd.	2,200	(c,d)	24,327

Total			445,037

Systems Software (17.8%)
3i Infotech Ltd.	14,400	(c)	19,258
BMC Software, Inc.	4,600	(b)	186,208
Check Point Software Technologies Ltd.	7,247	(b,c,d)	267,632
Microsoft Corp.	7,600		186,124
Oracle Corp.	3,000		80,550
Symantec Corp.	12,800	(b)	194,176

Total			933,948

Wireless Telecommunication Services (0.5%)
China Mobile Ltd.	2,500	(c)	25,600

Total Common Stocks (Cost: $4,196,884)			$4,678,428

Rights (—%)

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components
Young Fast Optoelectronics Co., Ltd.	167	(b,c)	$364

Total Rights (Cost: $—)			$364

Money Market Fund (10.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	532,060	(e)	$532,060

Total Money Market Fund (Cost: $532,060)			$532,060

Investments of Cash Collateral Received for Securities on Loan (6.4%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $336,067	0.280%	$336,064	$336,064

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $336,064)			$336,064

Total Investments in Securities
(Cost: $5,065,008)(g)			$5,546,916

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at Sept. 30, 2010.

Percentage of net
Country	assets

Bermuda	0.9%
Canada	2.2
China	3.8
France	0.5
Germany	0.2
Guernsey	5.0
Hong Kong	1.1
India	1.9
Israel	6.6
Japan	4.4
Netherlands	2.0
South Korea	0.5
Taiwan	1.1
United Kingdom	3.1

Total Foreign Securities*	33.3%

United States	72.5%

*	Amount shown does not include companies based in the U.S. that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S. If such companies were included, Total Foreign Securities would be greater than 40%.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 33.26% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$215,974
Freddie Mac Gold Pool	35,342
Freddie Mac Non Gold Pool	36,296
Ginnie Mae I Pool	36,570
Ginnie Mae II Pool	18,604

Total market value of collateral securities	$342,786

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $5,065,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$635,000
Unrealized depreciation	(153,000)

Net unrealized appreciation	$482,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$4,678,428	$—	$—	$4,678,428
Rights
Electronic Equipment, Instruments & Components	—	364	—	364

Total Equity Securities	4,678,428	364	—	4,678,792

Other
Affiliated Money Market Fund(c)	532,060	—	—	532,060
Investments of Cash Collateral Received for Securities on Loan	—	336,064	—	336,064

Total Other	532,060	336,064	—	868,124

Total	$5,210,488	$336,428	$—	$5,546,916

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $380,557. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Seligman Large-Cap Value Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (7.6%)
General Dynamics Corp.	1,100		$69,091
Honeywell International, Inc.	1,500		65,910
United Technologies Corp.	800		56,984

Total			191,985

Capital Markets (2.3%)
Morgan Stanley	2,400		59,232

Chemicals (5.7%)
EI du Pont de Nemours & Co.	1,700		75,854
Praxair, Inc.	350		31,591
The Sherwin-Williams Co.	500		37,570

Total			145,015

Commercial Banks (4.3%)
U.S. Bancorp	5,000		108,100

Communications Equipment (3.0%)
Juniper Networks, Inc.	2,500	(b,c)	75,875

Diversified Financial Services (9.2%)
Bank of America Corp.	9,000		117,990
JPMorgan Chase & Co.	3,000		114,210

Total			232,200

Food & Staples Retailing (4.7%)
Costco Wholesale Corp.	600	(c)	38,694
Wal-Mart Stores, Inc.	1,500		80,280

Total			118,974

Food Products (4.8%)
Tyson Foods, Inc., Class A	7,500		120,150

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	1,300		62,023

Health Care Providers & Services (4.0%)
Humana, Inc.	2,000	(b)	100,480

Independent Power Producers & Energy Traders (4.9%)
The AES Corp.	11,000	(b)	124,850

Insurance (9.1%)
MetLife, Inc.	1,500		57,675
Prudential Financial, Inc.	1,000		54,180

Issuer	Shares		Value(a)
The Travelers Companies, Inc.	1,000		52,100
Unum Group	3,000		66,450

Total			230,405

Multiline Retail (4.7%)
JC Penney Co., Inc.	2,200	(c)	59,796
Nordstrom, Inc.	1,600	(c)	59,520

Total			119,316

Oil, Gas & Consumable Fuels (12.8%)
Chevron Corp.	700		56,735
ConocoPhillips	1,200		68,916
Marathon Oil Corp.	2,000		66,200
The Williams Companies, Inc.	2,500		47,775
Valero Energy Corp.	5,000		87,550

Total			327,176

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	3,500		94,885

Road & Rail (5.6%)
CSX Corp.	1,500		82,980
Union Pacific Corp.	700		57,260

Total			140,240

Specialty Retail (5.1%)
Lowe’s Companies, Inc.	2,800		62,412
The Gap, Inc.	3,500		65,240

Total			127,652

Tobacco (5.2%)
Altria Group, Inc.	2,400		57,648
Philip Morris International, Inc.	1,300		72,826

Total			130,474

Total Common Stocks (Cost: $2,175,900)			$2,509,032

Money Market Fund (1.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	27,740	(d)	$27,740

Total Money Market Fund (Cost: $27,740)			$27,740

Investments of Cash Collateral Received for Securities on Loan (8.5%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $214,137	0.280%	$214,135	$214,135

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $214,135)			$214,135

Total Investments in Securities
(Cost: $2,417,775)(f)			$2,750,907

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	At Sept. 30, 2010, security was partially or fully on loan.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$137,615
Freddie Mac Gold Pool	22,520
Freddie Mac Non Gold Pool	23,127
Ginnie Mae I Pool	23,302
Ginnie Mae II Pool	11,854

Total market value of collateral securities	$218,418

(f)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $2,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$486,000
Unrealized depreciation	(153,000)

Net unrealized appreciation	$333,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$2,509,032	$—	$—	$2,509,032

Total Equity Securities	2,509,032	—	—	2,509,032

Other
Affiliated Money Market Fund(c)	27,740	—	—	27,740
Investments of Cash Collateral Received for Securities on Loan	—	214,135	—	214,135

Total Other	27,740	214,135	—	241,875

Total	$2,536,772	$214,135	$—	$2,750,907

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Seligman Smaller-Cap Value Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.5%)
Cubic Corp.	80,000	(d)	$3,264,000

Airlines (7.3%)
Continental Airlines, Inc., Class B	150,000	(b)	3,726,000
Delta Air Lines, Inc.	270,000	(b,d)	3,142,800

Total			6,868,800

Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.	60,000	(b,d)	541,200

Beverages (1.5%)
Central European Distribution Corp.	65,000	(b)	1,450,800

Chemicals (4.3%)
Cytec Industries, Inc.	30,400		1,713,952
Minerals Technologies, Inc.	40,000		2,356,800

Total			4,070,752

Commercial Services & Supplies (4.6%)
The Brink’s Co.	50,000	(d)	1,150,000
Waste Connections, Inc.	80,000	(b)	3,172,800

Total			4,322,800

Communications Equipment (4.4%)
F5 Networks, Inc.	40,000	(b,d)	4,152,400

Construction & Engineering (2.1%)
The Shaw Group, Inc.	60,000	(b)	2,013,600

Containers & Packaging (1.3%)
Owens-Illinois, Inc.	45,000	(b)	1,262,700

Diversified Consumer Services (2.9%)
Sotheby’s	75,000	(d)	2,761,500

Electrical Equipment (7.6%)
Belden, Inc.	85,000	(d)	2,242,300
EnerSys	117,500	(b,d)	2,933,975
Thomas & Betts Corp.	46,500	(b)	1,907,430

Total			7,083,705

Energy Equipment & Services (4.0%)
Exterran Holdings, Inc.	70,000	(b,d)	1,589,700
Tetra Technologies, Inc.	210,000	(b)	2,142,000

Total			3,731,700

Issuer	Shares		Value(a)
Food Products (1.8%)
Smithfield Foods, Inc.	100,000	(b,d)	1,683,000

Health Care Equipment & Supplies (0.8%)
Analogic Corp.	17,400	(d)	780,912

Health Care Providers & Services (2.9%)
WellCare Health Plans, Inc.	95,000	(b,d)	2,751,200

Hotels, Restaurants & Leisure (5.7%)
Penn National Gaming, Inc.	90,000	(b)	2,664,900
Texas Roadhouse, Inc.	190,000	(b)	2,671,400

Total			5,336,300

Insurance (18.0%)
Aspen Insurance Holdings Ltd.	110,000	(c)	3,330,800
Endurance Specialty Holdings Ltd.	70,000	(c)	2,786,000
Infinity Property & Casualty Corp.	45,000	(d)	2,194,650
Lincoln National Corp.	110,000		2,631,200
The Hanover Insurance Group, Inc.	65,000		3,055,000
WR Berkley Corp.	105,000		2,842,350

Total			16,840,000

IT Services (2.4%)
CACI International, Inc., Class A	50,000	(b,d)	2,263,000

Machinery (3.5%)
Douglas Dynamics, Inc.	70,453		870,095
Mueller Industries, Inc.	85,000	(d)	2,251,650
Navistar International Corp.	3,000	(b,d)	130,920

Total			3,252,665

Personal Products (3.7%)
Herbalife Ltd.	58,000	(c)	3,500,300

Professional Services (1.5%)
School Specialty, Inc.	112,000	(b,d)	1,457,120

Semiconductors & Semiconductor Equipment (6.6%)
Cypress Semiconductor Corp.	200,000	(b,d)	2,516,000
ON Semiconductor Corp.	263,600	(b)	1,900,556
Varian Semiconductor Equipment Associates, Inc.	60,950	(b)	1,754,141

Total			6,170,697

Software (7.4%)
Lawson Software, Inc.	390,000	(b)	3,303,300
Quest Software, Inc.	150,000	(b,d)	3,688,500

Total			6,991,800

Transportation Infrastructure (1.0%)
Aegean Marine Petroleum Network, Inc.	55,000	(c)	915,200

Total Common Stocks (Cost: $76,790,119)			$93,466,151

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	126,932	(e)	$126,932

Total Money Market Fund (Cost: $126,932)			$126,932

Investments of Cash Collateral Received for Securities on Loan (14.8%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $4,915,335	0.280%	$4,915,297	$4,915,297
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $7,000,041	0.210	7,000,000	7,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			13,915,297

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $13,915,297)			$13,915,297

Total Investments in Securities
(Cost: $90,832,348)(g)			$107,508,380

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 11.20% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$3,158,842
Freddie Mac Gold Pool	516,916
Freddie Mac Non Gold Pool	530,862
Ginnie Mae I Pool	534,875
Ginnie Mae II Pool	272,108

Total market value of collateral securities	$5,013,603

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$39,472
Fannie Mae REMICS	2,447,987
Freddie Mac Reference REMIC	78,871
Freddie Mac REMICS	3,486,324
Government National Mortgage Association	1,087,346

Total market value of collateral securities	$7,140,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $90,832,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,474,000
Unrealized depreciation	(10,798,000)

Net unrealized appreciation	$16,676,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	Inputs	Total

Equity Securities
Common Stocks	$93,466,151	$—	$—	$93,466,151

Total Equity Securities	93,466,151	—	—	93,466,151

Other
Affiliated Money Market Fund(c)	126,932	—	—	126,932
Investments of Cash Collateral Received for Securities on Loan	—	13,915,297	—	13,915,297

Total Other	126,932	13,915,297	—	14,042,229

Total	$93,593,083	$13,915,297	$—	$107,508,380

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Portfolios, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date November 19, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date November 19, 2010